EARNINGS/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earningsloss Per Share
Schedule of Basic and Diluted Earnings/(loss) per share

	Year Ended December 31,
	2020	2021	2022	2022
	CNY	CNY	CNY	US$

Profit/(loss):
Profit/(loss) attributable to ordinary equity holders of the Company	24,336	(48,152)	(24,623)	(3,570)

Weighted average number of ordinary shares in issue during the year	31,308,653	40,720,246	40,948,082	40,948,082

Weighted average number of ordinary shares for basic earnings per share*	6,261,731	8,144,050	8,189,617	8,189,617

Earnings/(loss) per share:
Basic earnings/(loss) per share	3.89	(5.91)	(3.00)	(0.44)

*	The basic and diluted earnings/(loss) per ordinary share has been adjusted retrospectively for the Share Combination which became effective on April 3, 2023. Refer to Note 31 for further details.